Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments under Non-cancelable Operating Leases Agreements

As of December 31, 2012, future minimum lease payments under non-cancelable operating leases agreements were as follows:

2013	$1,611,256
2014	1,334,183
2015	1,128,472
2016	1,015,069
2017 and thereafter	336,465

$5,425,445

Commitments for Advertising Contracts	As of December 31, 2012, the commitments for the advertising contracts signed by the Group were as follows:

2012	$44,153,328